SUPPLEMENT DATED OCTOBER 26, 2006 TO EACH
                        PROSPECTUS AS IT RELATES TO EACH
                            PORTFOLIO SET FORTH BELOW

                               File No. 333-137639
                Claymore Securities Defined Portfolio, Series 334
                      CLOSED-END INCOME PORTFOLIO, SERIES 7

                                 File No. 137642
                Claymore Securities Defined Portfolio, Series 337
                CLOSED-END NATIONAL MUNICIPAL PORTFOLIO, SERIES 8


     Notwithstanding anything to the contrary in each Prospectus, the following table replaces the sales charge reduction table in the "How We Distribute Units" section of the Prospectus:

------------------------------------------------------------ -------------------
                                             SALES CHARGE REDUCTIONS PER UNIT
PURCHASE AMOUNT                            (AS A % OF THE PUBLIC OFFERING PRICE)
--------------------------------------------------------------------------------
Less than $50,000                                          0.00%
--------------------------------------------------------------------------------
$50,000 - $99,999                                          0.25
--------------------------------------------------------------------------------
$100,000 - $249,000                                        0.50
--------------------------------------------------------------------------------
$250,000 - $499,999                                        1.00
--------------------------------------------------------------------------------
$500,000 - $999,999                                        2.00
--------------------------------------------------------------------------------
$1,000,000 or more                                         2.90
--------------------------------------------------------------------------------